LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of operations and comprehensive income:

	For the Six Months Ended June 30,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	9,800	3,800
Variable lease cost	-	-
Total lease cost	$9,800	$3,800